FAIR VALUE MEASUREMENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Interest income withdrawn from the Trust Account for tax obligations	$ 525,351
Mutual Fund
FAIR VALUE MEASUREMENTS
Assets held in trust account	543,817
Cash
FAIR VALUE MEASUREMENTS
Assets held in trust account		$ 5,427
US Treasury Securities
FAIR VALUE MEASUREMENTS
Assets held in trust account	212,931,355	209,081,449
Level 1 | Recurring
Gross holding gains and fair value of held-to-maturity securities
Amortized Cost	212,931,355	209,081,449
Gross Holding Gain	6,119	13,137
Fair Value	$ 212,937,474	$ 209,094,586